Securities (Tables)	12 Months Ended
Dec. 31, 2024
Securities
Schedule of securities

As at December 31:	2024	2023
Short-term securities
Equity securities at FVTPL, publicly traded	$—	$2,798
Debt securities at FVTPL, unlisted	15,806	—
Debt securities at FVTOCI, publicly traded	7,681	10,160
	$23,487	$12,958
Long-term securities
Equity securities in an affiliate at FVTPL, unlisted	$—	$2,966